Cover	May 24, 2022
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment No. 2 to the Current Report on Form 8-K/A is being filed by SPK Acquisition Corp. solely for the purpose of supplementing Item 4.02 of that certain Current Report on Form 8-K originally filed by SPK with the Securities and Exchange Commission on May 24, for the purpose of restating the Company's balance sheet as of June 10, 2021. The Post-IPO Balance Sheet was filed with the SEC on June 16, 2021 on a Current Report on Form 8-K in connection with the Company's initial public offering.
Document Period End Date	May 24, 2022
Entity File Number	001-40462
Entity Registrant Name	SPK Acquisition Corp.
Entity Central Index Key	0001848097
Entity Tax Identification Number	86-1373795
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	Room 368, 302 Buwei
Entity Address, Address Line Two	211 Fute North Road
Entity Address, City or Town	Shanghai
Entity Address, Country	CN
Entity Address, Postal Zip Code	200131
City Area Code	134
Local Phone Number	3912-9879
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units [Member]
Title of 12(b) Security	Units, each Unit comprised of one share of Common Stock and one Right
Trading Symbol	SPKAU
Security Exchange Name	NASDAQ
Common Stock [Member]
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	SPK
Security Exchange Name	NASDAQ
Rights [Member]
Title of 12(b) Security	Rights, each to receive one-tenth of a share of Common Stock
Trading Symbol	SPKAR